Income Taxes - Expected Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected income tax expense at the weighted average U.K. income tax rate of 25.0% (2023: 23.5%, 2022: 19.0%)	$ 34.1	$ 481.6	$ 14.6
Reconciling items
Disallowable expenses	(2.4)	(2.2)	(7.1)
Net gain on distribution of The Fidelis Partnership not subject to income taxes	0.0	394.1	0.0
Enactment of Bermuda income tax	0.0	90.0	0.0
Other income not subject to income taxes	0.9	0.3	0.3
Adjustments in respect of prior year	1.1	2.3	0.1
Effects of changes to U.K. tax rates	0.0	0.3	0.0
Impact of differences in tax rates	15.9	82.3	2.8
Foreign currency transactions	0.0	(0.2)	0.7
Pillar Two top-up tax expense	(4.5)	0.0	0.0
Income tax (expense)/benefit	$ (23.1)	$ 85.3	$ (17.8)
Weighted average income tax rate	25.00%	23.50%	19.00%